OTHER RECEIVABLES AND PREPAYMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Other Receivables And Prepayments [Line Items]
Advances to employees	$ 665	$ 205
Deposits on projects	148	44
Prepayment to suppliers	271	1,856
Total	$ 1,084	$ 2,105